12.31 Spartan InflationProtected Bond Index Fund Institutional, Advantage Institutional PRO-02 | Spartan Inflation Protected Bond Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Spartan Inflation Protected Bond Index Fund} - 12.31 Spartan InflationProtected Bond Index Fund Institutional, Advantage Institutional PRO-02 - Spartan Inflation Protected Bond Index Fund
	Spartan Inflation Protected Bond Index Fund-Institutional Class		Spartan Inflation Protected Bond Index Fund-Institutional Premium Class
Management fee	0.05%		0.05%
Distribution and/or Service (12b-1) fees	none		none
Other expenses	0.01%	[1]	none
Total annual operating expenses	0.06%		0.05%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Spartan Inflation Protected Bond Index Fund} - 12.31 Spartan InflationProtected Bond Index Fund Institutional, Advantage Institutional PRO-02 - Spartan Inflation Protected Bond Index Fund - USD ($)
	Spartan Inflation Protected Bond Index Fund-Institutional Class	Spartan Inflation Protected Bond Index Fund-Institutional Premium Class
1 year	$ 6	$ 5
3 years	19	16
5 years	34	28
10 years	$ 77	$ 64

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

Average Annual Total Returns{- Spartan Inflation Protected Bond Index Fund} - 12.31 Spartan InflationProtected Bond Index Fund Institutional, Advantage Institutional PRO-02 - Spartan Inflation Protected Bond Index Fund
	Past 1 year	Since Inception [1]	Inception Date
Spartan Inflation Protected Bond Index Fund-Institutional Class			May 16, 2012
Spartan Inflation Protected Bond Index Fund-Institutional Class | Return Before Taxes	(1.73%)	(1.06%)
Spartan Inflation Protected Bond Index Fund-Institutional Class | After Taxes on Distributions	(1.89%)	(1.35%)	May 16, 2012
Spartan Inflation Protected Bond Index Fund-Institutional Class | After Taxes on Distributions and Sales	(0.98%)	(0.92%)	May 16, 2012
Spartan Inflation Protected Bond Index Fund-Institutional Premium Class			May 16, 2012
Spartan Inflation Protected Bond Index Fund-Institutional Premium Class | Return Before Taxes	(1.71%)	(1.04%)
Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L)(reflects no deduction for fees, expenses, or taxes)	(1.44%)	(0.96%)
[1]	From May 16, 2012